ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Gain on Sale of Assets

GAIN ON SALE OF SRAXmd:

Cash Proceeds	$32,966,303
Fair Value of Interest Retained	—
Carrying amount of Assets Sold
Fixed Assets	(117,000)
Working Capital	(3,228,803)
Transactions Fees & Sales Commissions	(7,512,472)
Gain on Sale	$22,108,028

Schedule of Income from Discontinued Operations

Based on management’s best estimates, for the three and twelve month periods ended December 31, 2018 and 2017, the unaudited results for revenue and cost of sales attributable to the SRAXmd product group are estimated below:

	Three Months ended		Full Year
	December 31,		December 31,
	2018	2017	2018	2017

Revenue	$—	$4,603,366	$6,306,613	$11,077,503
Cost of Sales	$—	$1,082,389	$1,101,080	$1,998,395
Gross Profit	$0	$3,520,977	$5,205,533	$9,079,108
Gross Margin	0.00%	76.49%	82.54%	81.96%
General, Sales & Administrative expense	$—	$1,438,957	$2,896,193	$2,028,407
Operating Income	$—	$2,082,020	$2,309,340	$7,050,702